UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SMITH BARNEY HIGH INCOME PORTFOLIO

FORM N-Q

JULY 31, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 89.9%
Advertising - 0.1%
$275,000	CCC	Vertis Inc., Senior Second Lien Secured Notes, 9.750% due 4/1/09	$288,750

Aerospace/Defense - 0.8%
1,225,000	B	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	1,341,375
650,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	698,750
325,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	362,375

		Total Aerospace/Defense	2,402,500

Airlines - 0.7%
		Continental Airlines Inc., Pass-Through Certificates:
151,354	B+	Series 2000-2, Class C, 8.312% due 4/2/11	124,115
885,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	814,636
		United Airlines Inc., Pass-Through Certificates:
437,290	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	196,815
888,598	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (a)	533,537
160,000	NR	Series 2001-1, Class B, 6.932% due 9/1/11 (a)	118,384
365,000	NR	Series 2001-1, Class C, 6.831% due 9/1/08 (a)	164,478

		Total Airlines	1,951,965

Apparel - 0.8%
		Levi Strauss & Co., Senior Notes:
325,000	B-	8.254% due 4/1/12 (b)	326,625
255,000	B-	12.250% due 12/15/12	287,513
975,000	B-	9.750% due 1/15/15	1,028,625
600,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	646,500

		Total Apparel	2,289,263

Auto Manufacturers - 3.0%
		Ford Motor Co.:
		Debentures:
360,000	BB+	6.625% due 10/1/28	281,760
350,000	BB+	8.900% due 1/15/32	319,622
4,675,000	BB+	Notes, 7.450% due 7/16/31	3,973,970
		General Motors Corp.:
		Senior Debentures:
750,000	BB	8.250% due 7/15/23	675,000
2,925,000	BB	8.375% due 7/15/33	2,654,437
975,000	BB	Senior Notes, 7.125% due 7/15/13	921,375

		Total Auto Manufacturers	8,826,164

Auto Parts & Equipment - 1.0%
260,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	267,800
715,000	BBB-	Dana Corp., Notes, 6.500% due 3/1/09	712,769
225,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	247,500
		Tenneco Automotive Inc.:
400,000	B-	Senior Secured Notes, Series B, 10.250% due 7/15/13	458,000
925,000	B-	Senior Subordinated Notes, 8.625% due 11/15/14	971,250
97,000	BB-	TRW Automotive Inc., Senior Subordinated Notes, 11.000% due 2/15/13	113,005

		Total Auto Parts & Equipment	2,770,324

Beverages - 0.7%
1,575,000	B+	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12	1,693,125
330,000	B+	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	351,450

		Total Beverages	2,044,575

See Notes to Schedule of Investments

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Building Materials - 1.1%
		Associated Materials Inc.:
$2,000,000	CCC+	Senior Discount Notes, step bond to yield 11.250% due 3/1/14	$1,280,000
160,000	CCC+	Senior Subordinated Notes, 9.750% due 4/15/12	167,200
750,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	734,062
1,275,000	B-	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	1,122,000

		Total Building Materials	3,303,262

Chemicals - 4.9%
1,025,000	B+	Acetex Corp., Senior Notes, 10.875% due 8/1/09	1,086,500
345,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	375,188
181,818	NR	Applied Extrusion Technologies Inc., Senior Notes, 12.000% due 3/15/12 (c)(d)	181,157
475,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (c)	493,406
1,150,000	BB-	Equistar Chemicals LP/Equistar Funding Corp., Senior Notes, 10.625% due 5/1/11	1,288,000
675,000	B+	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	677,531
1,250,000	Ba3(e)	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	1,428,125
655,000	BB-	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	715,587
600,000	B+	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	643,500
		Lyondell Chemical Co., Senior Secured Notes:
655,000	BB-	11.125% due 7/15/12	745,881
100,000	BB-	Series B, 9.875% due 5/1/07	103,250
760,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	867,350
1,700,000	BB-	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	1,861,500
235,000	B-	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	240,875
1,050,000	B-	Resolution Performance Products Inc., Senior Subordinated Notes, 13.500% due 11/15/10	1,139,250
225,000	B-	Resolution Performance Products Inc./RPP Capital Corp., Senior Secured Notes, 9.500% due 4/15/10	233,156
		Rhodia SA:
		Senior Notes:
750,000	CCC+	7.625% due 6/1/10	731,250
225,000	CCC+	10.250% due 6/1/10	243,563
650,000	CCC+	Senior Subordinated Notes, 8.875% due 6/1/11	633,750
65,000	B+	Terra Capital Inc., Senior Secured Notes, 12.875% due 10/15/08	77,350
390,000	BB-	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	425,588

		Total Chemicals	14,191,757

Coal - 0.2%
480,000	BB	Luscar Coal Ltd., Senior Notes, 9.750% due 10/15/11	528,000

Commercial Services - 2.6%
850,000	B-	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	845,750
575,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	612,375
		Cenveo Corp.:
530,000	B+	Senior Notes, 9.625% due 3/15/12	575,050
800,000	B-	Senior Subordinated Notes, 7.875% due 12/1/13	777,000
		Iron Mountain Inc., Senior Subordinated Notes:
700,000	B	8.250% due 7/1/11	710,780
850,000	B	8.625% due 4/1/13	896,750
1,175,000	B	7.750% due 1/15/15	1,216,125
175,000	B+	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (c)	203,875
400,000	B+	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	466,000

See Notes to Schedule of Investments

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Commercial Services (continued)
		Service Corp. International:
$460,000	BB	Debentures, 7.875% due 2/1/13	$496,800
570,000	BB	Senior Notes, 6.500% due 3/15/08	587,100

		Total Commercial Services	7,387,605

Computers - 0.1%
400,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (c)	417,500

Containers & Packaging - 0.3%
1,000,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	1,015,000

Cosmetics/Personal Care - 0.3%
1,025,000	CCC+	Del Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	835,375

Distribution/Wholesale - 0.2%
454,000	B	Wesco Distribution Inc., Senior Subordinated Notes, Series B, 9.125% due 6/1/08	461,945

Diversified Financial Services - 4.2%
		Alamosa Delaware Inc.:
363,000	CCC+	Senior Discount Notes, 11.437% due 7/31/09	407,014
650,000	CCC+	Senior Notes, 11.000% due 7/31/10	744,250
1,235,000	B-	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	1,401,725
160,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	158,400
		Ford Motor Credit Co.:
		Notes:
775,000	BB+	7.875% due 6/15/10	782,995
375,000	BB+	7.000% due 10/1/13	364,877
1,250,000	BB+	Senior Notes, 7.250% due 10/25/11	1,231,784
		General Motors Acceptance Corp.:
2,375,000	BB	Bonds, 8.000% due 11/1/31	2,309,934
		Notes:
25,000	BB	7.250% due 3/2/11	24,379
450,000	BB	6.875% due 8/28/12	431,536
1,950,000	BB	6.750% due 12/1/14	1,839,770
1,250,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	1,357,812
1,075,000	B-	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	1,005,125

		Total Diversified Financial Services	12,059,601

Electric - 6.0%
		AES Corp., Senior Notes:
1,470,000	B-	9.500% due 6/1/09	1,646,400
1,125,000	B-	7.750% due 3/1/14	1,231,875
1,225,000	BB	Allegheny Energy Supply Statutory Trust, Senior Secured Notes, Series 2001-A, 10.250% due 11/15/07 (c)	1,344,437
180,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	201,610
		Calpine Corp.:
2,285,000	B-	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (c)	1,770,875
85,000	CCC	Senior Notes, 8.625% due 8/15/10	59,925
645,000	B-	Senior Secured Notes, 8.750% due 7/15/13 (c)	483,750
		Edison Mission Energy, Senior Notes:
640,000	B+	10.000% due 8/15/08	716,800
325,000	B+	7.730% due 6/15/09	344,500
1,525,000	B+	9.875% due 4/15/11	1,803,312
		Mirant Americas Generation LLC, Senior Notes:

See Notes to Schedule of Investments

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Electric (continued)
$475,000	NR	7.625% due 5/1/06 (a)	$549,813
900,000	NR	9.125% due 5/1/31 (a)	1,071,000
1,956,000	B	NRG Energy Inc., Senior Secured Notes, 8.000% due 12/15/13	2,102,700
1,165,000	B	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,403,825
		Reliant Energy Inc., Senior Secured Notes:
800,000	B+	9.250% due 7/15/10	880,000
1,650,000	B+	9.500% due 7/15/13	1,843,875

		Total Electric	17,454,697

Electronics - 0.5%
		Muzak LLC/Muzak Finance Corp.:
750,000	CCC-	Senior Notes, 10.000% due 2/15/09	674,063
275,000	CCC-	Senior Subordinated Notes, 9.875% due 3/15/09	149,875
690,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	717,666

		Total Electronics	1,541,604

Entertainment - 2.8%
338,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 9.500% due 2/1/11	337,155
800,000	B+	Argosy Gaming Co., Senior Subordinated Notes, 9.000% due 9/1/11	874,000
1,925,000	B-	Cinemark Inc., Senior Discount Notes, step bond to yield 9.338% due 3/15/14	1,337,875
1,300,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	1,387,750
1,375,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	1,392,187
125,000	CCC+	Loews Cineplex Entertainment Corp., Senior Subordinated Notes, 9.000% due 8/1/14 (c)	122,500
750,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	779,063
1,225,000	BB-	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	1,277,062
		Six Flags Inc., Senior Notes:
75,000	CCC	9.750% due 4/15/13	73,594
700,000	CCC	9.625% due 6/1/14	683,375

		Total Entertainment	8,264,561

Environmental Control - 1.4%
1,125,000	B	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	1,245,937
		Allied Waste North America Inc.:
		Senior Notes, Series B:
890,000	BB-	8.500% due 12/1/08	942,288
1,500,000	B+	7.375% due 4/15/14	1,410,000
225,000	BB-	7.250% due 3/15/15 (c)	222,750
133,000	BB-	Series B, Senior Secured Debentures, 9.250% due 9/1/12	145,801

		Total Environmental Control	3,966,776

Food - 2.9%
175,000	BB-	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	193,375
		Ahold Lease USA Inc.:
675,559	BB	Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	736,782
400,000	BB	Pass-Through Certificates, Series 2001 A-2, 8.620% due 1/2/25	444,250
335,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	355,100
975,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	1,077,375
		Doane Pet Care Co.:
1,000,000	CCC+	Senior Notes, 10.750% due 3/1/10	1,085,000
65,000	CCC+	Senior Subordinated Notes, 9.750% due 5/15/07	64,350
		Dole Food Co. Inc.:
1,000,000	B+	Debentures, 8.750% due 7/15/13	1,110,000

See Notes to Schedule of Investments

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Food (continued)
$44,000	B+	Senior Notes, 8.875% due 3/15/11	$47,410
1,525,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	1,395,375
725,000	B+	Swift & Co., Senior Notes, 10.125% due 10/1/09	792,062
1,152,000	B	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	1,215,360

		Total Food	8,516,439

Forest Products & Paper - 2.2%
		Abitibi-Consolidated Inc.:
645,000	BB-	Debentures, 8.850% due 8/1/30	632,100
500,000	BB-	Notes, 8.550% due 8/1/10	527,500
1,250,000	B+	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	1,206,250
750,000	B-	Blue Ridge Paper Products Inc., Secured Notes, 9.500% due 12/15/08	720,000
		Bowater Inc.:
550,000	BB	Debentures, 9.500% due 10/15/12	624,250
750,000	BB	Notes, 6.500% due 6/15/13	744,375
		Buckeye Technologies Inc., Senior Subordinated Notes:
252,000	B	9.250% due 9/15/08	253,260
1,190,000	B	8.000% due 10/15/10	1,160,250
600,000	BB-	Norske Skog Canada Ltd., Senior Notes, 7.375% due 3/1/14	597,000

		Total Forest Products & Paper	6,464,985

Healthcare-Product - 0.5%
1,275,000	B-	Accellent Corp., Senior Subordinated Notes, Series B, 10.000% due 7/15/12	1,377,000

Healthcare-Services - 4.2%
1,150,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,170,125
725,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	738,594
650,000	B	DaVita Inc., Senior Notes, 6.625% due 3/15/13 (c)	674,375
270,000	B	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	292,275
2,925,000	BB+	HCA Inc., Senior Notes, 6.375% due 1/15/15	3,008,433
1,875,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	2,050,781
675,000	CCC+	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	588,938
700,000	B-	National Mentor Inc., Senior Subordinated Notes, 9.625% due 12/1/12 (c)	743,750
583,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	663,162
		Tenet Healthcare Corp., Senior Notes:
1,325,000	B	6.500% due 6/1/12	1,268,687
650,000	B	7.375% due 2/1/13	640,250
25,000	B	9.875% due 7/1/14	26,875
325,000	B	6.875% due 11/15/31	269,750

		Total Healthcare-Services	12,135,995

Home Builders - 0.9%
		D.R. Horton Inc.:
320,000	BB+	Senior Notes, 8.000% due 2/1/09	349,692
340,000	BB-	Senior Subordinated Notes, 9.375% due 3/15/11	366,275
480,000	BB-	KB HOME, Senior Subordinated Notes, 9.500% due 2/15/11	517,301
385,000	BBB-	Ryland Group Inc., Senior Notes, 9.750% due 9/1/10	404,159
570,000	BB-	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	628,425
325,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	365,625

		Total Home Builders	2,631,477

See Notes to Schedule of Investments

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Furnishings - 0.5%
$1,275,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	$1,364,250

Household Durables - 0.3%
1,025,000	CCC-	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	802,063

Household Products/Wares - 0.5%
309,000	Aa3(e)	Pennzoil-Quaker State Co., Senior Notes, 10.000% due 11/1/08	328,587
		Playtex Products Inc.:
900,000	B	Senior Secured Notes, 8.000% due 3/1/11	967,500
150,000	CCC+	Senior Subordinated Notes, 9.375% due 6/1/11	159,750

		Total Household Products/Wares	1,455,837

Insurance - 0.2%
555,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	598,630

Internet - 0.4%
1,264,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,282,960

Leisure Time - 1.2%
1,200,000	B-	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09	1,254,000
600,000	CCC-	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12	471,000
725,000	B-	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13	741,312
875,000	B-	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12	896,875

		Total Leisure Time	3,363,187

Lodging - 4.7%
1,015,000	B+	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	1,103,812
1,300,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	1,350,375
		Caesars Entertainment Inc., Senior Subordinated Notes:
450,000	BB+	8.875% due 9/15/08	501,750
1,400,000	BB+	8.125% due 5/15/11	1,604,750
		Hilton Hotels Corp.:
250,000	BBB-	Notes, 7.625% due 12/1/12	285,117
510,000	BBB-	Senior Notes, 7.950% due 4/15/07	535,465
25,000	B+	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	25,500
1,275,000	B	Kerzner International Ltd., Senior Subordinated Notes, 8.875% due 8/15/11	1,370,625
1,150,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,132,750
		MGM MIRAGE Inc.:
1,275,000	BB	Senior Notes, 6.750% due 9/1/12	1,326,000
260,000	B+	Senior Subordinated Debentures, 7.625% due 7/15/13	276,900
		Senior Subordinated Notes:
325,000	B+	9.750% due 6/1/07	352,219
900,000	B+	8.375% due 2/1/11	991,125
585,000	B+	Series B, 10.250% due 8/1/07	642,037
425,000	BB+	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	478,125
1,225,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	1,267,875
275,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (c)	292,875

		Total Lodging	13,537,300

Machinery - 0.1%
325,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (c)	340,438

Machinery-Construction & Mining - 0.4%
		Terex Corp., Senior Subordinated Notes:
650,000	B	9.250% due 7/15/11	710,125

See Notes to Schedule of Investments

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Machinery-Construction & Mining (continued)
$500,000	B	Series B, 10.375% due 4/1/11	$542,500

		Total Machinery-Construction & Mining	1,252,625

Machinery-Diversified - 0.4%
175,000	BB-	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	190,313
685,000	B	Flowserve Corp., Senior Subordinated Notes, 12.250% due 8/15/10	732,950
260,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	276,900

		Total Machinery-Diversified	1,200,163

Media - 9.9%
1,375,000	B	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	1,433,437
1,589,557	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	1,694,865
		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
		Senior Discount Notes:
3,966,000	CCC-	11.750% due 1/15/10	3,311,610
1,035,000	CCC-	Step bond to yield 13.504% due 1/15/11	848,700
1,535,000	CCC-	step bond to yield 17.772% due 5/15/11	1,112,875
100,000	CCC-	Senior Notes, 10.750% due 10/1/09	82,500
		CSC Holdings Inc.:
1,350,000	BB-	Senior Debentures, 7.625% due 7/15/18	1,326,375
		Senior Notes, Series B:
300,000	BB-	8.125% due 7/15/09	310,500
260,000	BB-	7.625% due 4/1/11	263,250
910,000	B+	Senior Subordinated Debentures, 10.500% due 5/15/16	994,175
504,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Note, Series B, 12.125% due 11/15/12	603,540
1,300,000	B	Dex Media Inc., Discount Notes, step bond to yield 9.015% due 11/15/13	1,072,500
1,001,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,146,145
		DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes:
569,000	BB-	8.375% due 3/15/13	633,724
750,000	BB-	6.375% due 6/15/15 (c)	751,875
		EchoStar DBS Corp., Senior Notes:
748,000	BB-	9.125% due 1/15/09	796,620
1,850,000	BB-	6.625% due 10/1/14	1,845,375
650,000	B-	Emmis Communications Corp., Senior Notes, 9.314% due 6/15/12 (b)(c)	654,062
1,100,000	B-	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 10.515% due 10/15/13	869,000
1,065,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, step bond to yield 14.115% due 2/15/11	1,088,962
1,125,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	1,231,875
325,000	B	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	356,688
1,150,000	B	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	1,181,625
1,000,000	B-	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	940,000
1,075,000	CCC+	NextMedia Operating Inc., Senior Subordinated Notes, 10.750% due 7/1/11	1,178,469
550,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	591,938
450,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (c)	517,500
1,670,000	B+	Rogers Cablesystems Ltd., Senior Subordinated Debentures, 11.000% due 12/1/15	1,803,600
211,000	B+	Yell Finance BV, Senior Discount Notes, step bond to yield 12.262% due 8/1/11	213,110

		Total Media	28,854,895

See Notes to Schedule of Investments

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Metal Fabricate-Hardware - 0.6%
$1,200,000	B-	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	$1,290,000
560,000	B	Wolverine Tube Inc., Senior Notes, 7.375% due 8/1/08 (c)	484,400

		Total Metal Fabricate-Hardware	1,774,400

Mining - 0.2%
380,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	447,620

Miscellaneous Manufacturing - 0.5%
445,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (d)	378,250
575,000	B	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	629,625
575,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (c)	569,250

		Total Miscellaneous Manufacturing	1,577,125

Office Furnishings - 0.3%
900,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	1,003,500

Office/Business Equipment - 0.1%
400,000	B-	General Binding Corp., Senior Subordinated Notes, 9.375% due 6/1/08	406,000

Oil & Gas - 3.2%
2,325,000	BB-	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15	2,400,562
1,300,000	B	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,335,750
842,000	B+	Magnum Hunter Resources Inc., Senior Notes, 9.600% due 3/15/12	938,830
955,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	1,048,112
195,000	BB	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	207,188
1,450,000	B+	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,442,750
1,185,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,297,575
		Vintage Petroleum Inc.:
455,000	BB-	Senior Notes, 8.250% due 5/1/12	495,381
125,000	B	Senior Subordinated Notes, 7.875% due 5/15/11	132,188

		Total Oil & Gas	9,298,336

Oil & Gas Services - 0.9%
		Hanover Compressor Co.:
1,000,000	B	Senior Notes, 8.625% due 12/15/10	1,060,000
900,000	B-	Subordinated Notes, zero coupon bond to yield 11.312% due 3/31/07	814,500
415,000	B-	Key Energy Services Inc., Senior Notes, Series C, 8.375% due 3/1/08	430,562
320,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	341,600

		Total Oil & Gas Services	2,646,662

Packaging & Containers - 3.3%
1,225,000	CCC	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13	759,500
725,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	799,312
450,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	463,500
1,220,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	1,296,250
1,020,000	B+	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11	1,127,100
		Pliant Corp.:
475,000	CCC+	Senior Secured Second Lien Notes, 11.125% due 9/1/09	460,750
80,000	CCC+	Senior Subordinated Notes, 13.000% due 6/1/10	65,200
1,000,000	CCC-	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	675,000
345,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (c)	368,351
		Smurfit-Stone Container Enterprises Inc., Senior Notes:
600,000	B	9.750% due 2/1/11	633,750
675,000	B	8.375% due 7/1/12	690,188

See Notes to Schedule of Investments

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Packaging & Containers (continued)
$1,275,000	B	Stone Container Finance Corp., Senior Notes, 7.375% due 7/15/14	$1,220,812
		Tekni-Plex Inc.:
650,000	CCC-	Senior Secured Notes, 8.750% due 11/15/13 (c)	585,000
495,000	CCC-	Senior Subordinated Notes, Series B, 12.750% due 6/15/10	366,300

		Total Packaging & Containers	9,511,013

Pharmaceuticals - 0.2%
675,000	NR	aaiPharma Inc., Senior Subordinated Notes, 11.000% due 4/1/10 (a)	629,438

Pipelines - 3.8%
		Dynegy Holdings Inc.:
		Debentures:
1,300,000	CCC+	7.125% due 5/15/18	1,267,500
1,250,000	CCC+	7.625% due 10/15/26	1,225,000
1,375,000	B-	Second Priority Senior Secured Notes, 10.099% due 7/15/08 (b)(c)	1,471,250
		El Paso Corp., Medium-Term Notes:
915,000	B-	7.800% due 8/1/31	928,725
2,125,000	B-	7.750% due 1/15/32	2,162,187
		Williams Cos. Inc.:
		Notes:
1,275,000	B+	7.875% due 9/1/21	1,482,188
1,375,000	B+	8.750% due 3/15/32	1,708,437
600,000	B+	Senior Notes, 7.625% due 7/15/19	687,000

		Total Pipelines	10,932,287

Real Estate Investment Trust - 1.2%
		Host Marriott LP, Senior Notes:
625,000	B+	7.125% due 11/1/13	655,469
1,020,000	B+	Series I, 9.500% due 1/15/07	1,082,475
600,000	B+	Series O, 6.375% due 3/15/15	597,000
		MeriStar Hospitality Corp., Senior Notes:
225,000	CCC+	9.000% due 1/15/08	236,250
50,000	CCC+	9.125% due 1/15/11	53,375
925,000	CCC+	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	992,062

		Total Real Estate Investment Trust	3,616,631

Retail - 3.6%
725,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (c)	755,812
1,025,000	B-	CSK Auto Inc., Senior Subordinated Notes, 7.000% due 1/15/14	991,687
300,000	B+	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	282,000
625,000	B-	Friendly Ice Cream Corp., Senior Notes, 8.375% due 6/15/12	615,625
725,000	BBB-	Gap Inc., Notes, 9.550% due 12/15/08	827,300
1,325,000	CCC+	General Nutrition Centers Inc., Senior Subordinated Notes, 8.500% due 12/1/10	1,106,375
		J.C. Penney Co. Inc., Notes:
950,000	BB+	8.000% due 3/1/10	1,050,621
705,000	BB+	9.000% due 8/1/12	839,670
668,000	B-	Jafra Cosmetics International Inc./Distribuidora Comercial Jafra SA de CV, Senior Subordinated Notes, 10.750% due 5/15/11	751,500
675,000	B	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	672,469
		Rite Aid Corp., Notes:
1,305,000	B-	7.125% due 1/15/07	1,318,050
50,000	B-	6.125% due 12/15/08 (c)	47,625
667,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	713,690

See Notes to Schedule of Investments

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Retail (continued)
$425,000	B-	Toys “R” Us Inc., Senior Notes, 7.375% due 10/15/18	$345,313

		Total Retail	10,317,737

Savings & Loans - 0.4%
1,075,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,112,625

Semiconductors - 0.5%
		Amkor Technology Inc.:
325,000	B-	Senior Notes, 9.250% due 2/15/08	308,750
1,290,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	1,167,450

		Total Semiconductors	1,476,200

Telecommunications - 9.5%
439,900	CCC	AirGate PCS Inc., Senior Secured Subordinated Notes, 9.375% due 9/1/09	466,844
131,000	B+	American Tower Corp., Senior Notes, 9.375% due 2/1/09	138,533
360,000	B+	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 14.432% due 8/1/08	278,100
		AT&T Corp., Senior Notes:
350,000	BB+	7.300% due 11/15/11	401,187
1,800,000	BB+	9.750% due 11/15/31	2,340,000
695,000	NR	GT Group Telecom Inc., Senior Discount Notes, 15.232% due 2/1/10 (a)(d)(f)	0
375,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	399,375
500,000	B+	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (b)(c)	512,500
825,000	B	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (c)	571,312
3,275,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,963,875
125,000	B+	MCI Inc., Senior Notes, 8.735% due 5/1/14	140,938
3,550,000	A	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	4,919,480
		Nextel Communications Inc., Senior Serial Redeemable Notes:
1,775,000	BB	6.875% due 10/31/13	1,905,906
1,650,000	BB	7.375% due 8/1/15	1,786,125
373,000	BB-	Nextel Partners Inc., Senior Notes, 12.500% due 11/15/09	405,637
750,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	718,125
375,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	377,812
305,000	B-	Northern Telecom Capital Corp., 7.875% due 6/15/26	313,388
200,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	213,000
406,000	B+	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	450,660
1,445,000	BB-	Qwest Corp., Notes, 8.875% due 3/15/12	1,589,500
		Qwest Services Corp., Senior Secured Notes:
2,840,000	B	13.500% due 12/15/10	3,280,200
596,000	B	14.000% due 12/15/14	724,140
		Sprint Capital Corp.:
1,350,000	BBB-	8.750% due 3/15/32	1,863,462
775,000	BBB-	Senior Notes, 6.875% due 11/15/28	878,557

		Total Telecommunications	27,638,656

Transportation - 0.6%
650,000	B+	General Maritime Corp., Senior Notes, 10.000% due 3/15/13	713,375
550,000	CCC+	Horizon Lines, LLC, Notes, 9.000% due 11/1/12 (c)	592,625
360,000	BB+	Windsor Petroleum Transport Corp., Secured Notes, 7.840% due 1/15/21 (c)	390,890

		Total Transportation	1,696,890

		TOTAL CORPORATE BONDS & NOTES (Cost - $249,490,122)	261,264,588

See Notes to Schedule of Investments

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CONVERTIBLE BOND & NOTE - 0.1%
Electronics - 0.1%
$224,000	B	Sanmina-SCI Corp., Subordinated Debentures, zero coupon bond to yield 10.704% due 9/12/20 (Cost - $122,231)	$121,800

ASSET-BACKED SECURITIES - 0.0%
Credit Card - 0.0%
99,907	B	First Consumers Master Trust, Series 2001-A, Class A, 3.698% due 9/15/08 (b)	99,340

Diversified Financial Services - 0.0%
1,402,534	D	Airplanes Pass-Through Trust, Series 1, Class D, 10.875% due 3/15/12 (d)(f)	0

		TOTAL ASSET-BACKED SECURITIES (Cost - $1,656,839)	99,340

LOAN PARTICIPATION - 1.1%
United States - 1.1%
3,000,000		UPC Broadband Inc. Term Loan, Tranche H2, 6.254% due 3/15/12 (Bank of America) (Cost - $3,000,000)	3,025,001

SHARES		SECURITY	VALUE
COMMON STOCK - 0.8%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
23,465		Aurora Foods Inc. (d)(f)	0

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
1,619		Outsourcing Solutions Inc. (f)	6,882

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
1,150		Northrop Grumman Corp.	63,767

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
4,335		Motorola Inc.	91,815

Semiconductors & Semiconductor Equipment - 0.0%
478		Freescale Semiconductor Inc., Class B Shares *	12,309

		TOTAL INFORMATION TECHNOLOGY	104,124

MATERIALS - 0.1%
Chemicals - 0.1%
17,316		Applied Extrusion Technologies Inc., Class A Shares *	264,069

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
870		McLeodUSA Inc., Class A Shares *	62
27,795		Telewest Global Inc. *	620,940

			621,002

Wireless Telecommunication Services - 0.4%
52,153		Alamosa Holdings Inc. *	837,577
13,152		Crown Castle International Corp. *	286,188

			1,123,765

		TOTAL TELECOMMUNICATION SERVICES	1,744,767

		TOTAL COMMON STOCK (Cost - $2,658,202)	2,183,609

See Notes to Schedule of Investments

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
CONVERTIBLE PREFERRED STOCK - 0.7%
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
1,457	Alamosa Holdings Inc., Cummulative Convertible, Series B, 7.500% due 7/31/13	$1,727,820
7,000	Crown Castle International Corp., 6.250% due 8/15/12	348,250

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $639,775)	2,076,070

WARRANT	SECURITY	VALUE
WARRANTS - 0.0%
1,285	American Tower Corp., expires 8/1/08(c)*	116,086
430	Cybernet Internet Services International Inc., expires 7/1/09(d)(f)*	0
695	GT Group Telecom Inc., Class B Shares, expires 2/1/10(c)(d)(f)*	0
350	Horizon PCS Inc., expires 10/1/10(c)(d)(f)*	0
375	IWO Holdings Inc., expires 1/15/11(c)(d)(f)*	0
165	Jazztel PLC, expires 7/15/10(f)*	0
435	Merrill Corp., Class B Shares, expires 5/1/09(d)(f)*	0
80	Pliant Corp., expires 6/1/10(c)(d)(f)*	1
700	RSL Communications Ltd., expires 11/15/06(d)(f)*	0

	TOTAL WARRANTS (Cost - $303,120)	116,087

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $257,870,289)	268,886,495

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 6.0%
Repurchase Agreements - 6.0%
$7,432,000	Interest in $576,470,000 joint tri-party repurchase agreement dated 7/29/05 with Morgan Stanley, 3.300% due 8/1/05, Proceeds at maturity - $7,434,044; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.250% due 6/28/07 to 7/7/25; Market value - $7,582,802)	7,432,000
10,000,000	Interest in $675,460,000 joint tri-party repurchase agreement dated 7/29/05 with Goldman Sachs & Co. Inc., 3.300% due 8/1/05, Proceeds at maturity - $10,002,750; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 12.000% due 8/15/05 to 4/15/32; Market value - $10,200,021) (g)	10,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,432,000)	17,432,000

	TOTAL INVESTMENTS - 98.6% (Cost - $275,302,289#)	286,318,495
	Other Assets in Excess of Liabilities - 1.4%	4,193,161

	TOTAL NET ASSETS - 100.0%	$290,511,656

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Security is currently in default.

(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at July 31, 2005.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(d)	Illiquid Security.

(e)	Rating by Moody’s Investors Service Inc.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(g)	All or a portion of this security is segregated for extended settlements.

See Notes to Schedule of Investments

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”) — Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney High Income Portfolio (the “Fund”), is a separate diversified investment fund of Travelers Series Fund Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price of official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these Investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of both the borrower and the lender that is selling the participation and any other persons interposition between the Fund and borrow. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,633,333
Gross unrealized depreciation	(9,617,127)

Net unrealized appreciation	$11,016,206

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.
By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

By	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date	September 28, 2005